Taxation (Details Textual) £ in Millions	12 Months Ended
	Mar. 31, 2020 GBP (£)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 GBP (£)	Mar. 31, 2019 USD ($)	Mar. 31, 2018	Jan. 08, 2019 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory UK income tax rate	19.00%	19.00%	17.00%	17.00%
Tax rate effect of tax losses	19.00%	19.00%			19.00%
Tax effect of tax losses		$ (458,000)		$ (398,000)
Deferred tax		21,604,000		20,364,000		$ 19,800,000
Deferred tax expense (income)		2,200,000
Increase (decrease) in deferred tax liability (asset)	£ (1.4)	2,300,000	£ 0.7
Decrease due to refundable research and development credit		(500,000)		0
Deferred Tax Expenses Return To Provision Adjustment		400,000
IOX [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Research and development cash credits		466,000
Tax effect of tax losses		5,100,000		2,100,000
Deferred tax		$ 21,600,000		$ 20,400,000